COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Monthly Honorarium	$ 283	$ 270
Brazil Minerals [Member]
Loans to related Party	3,168
Cost sharing	1,250
Subsidiary of Brazil Minerals [Member]
Loans to related Party	$ 12,903